Share-Based Compensation (Details) - Schedule of share-based compensation expense of earn-out shares - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
General and administrative	¥ 106,379	¥ 37,710